Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 2,365
Ending Balance	2,128	£ 2,365
Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	7,441	7,169
Additions	474	506
Disposals		234
Ending Balance	7,915	7,441
Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(5,076)	(4,759)
Charge for the year	208	239
Disposals		(214)
Impairment	503	292
Ending Balance	(5,787)	(5,076)
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,364
Impairment	500	300
Ending Balance	2,127	2,364
Patents [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	7,290	6,784
Additions	474	506
Ending Balance	7,764	7,290
Patents [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(4,926)	(4,439)
Charge for the year	208	195
Impairment	503	292
Ending Balance	(5,637)	(4,926)
Computer software [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1
Ending Balance	1	1
Computer software [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	151	385
Disposals		234
Ending Balance	151	151
Computer software [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(150)	(320)
Charge for the year		44
Disposals		(214)
Ending Balance	£ (150)	£ (150)